Concentration of Risk (Details) - Schedule of Foreign Currency Risk - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Total	$ 1,524,900	$ 152,228
Cash Risk [Member]
Concentration Risk [Line Items]
Total	1,630,841	245,858
Accounts payable and accrued liability [Member]
Concentration Risk [Line Items]
Total	$ (105,941)	$ (93,630)